Loans and financing - Summary (Details) $ / shares in Units, R$ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Nov. 30, 2021 BRL (R$)	Nov. 11, 2021 BRL (R$) installment	Aug. 31, 2021	Dec. 31, 2022 BRL (R$) installment	Dec. 31, 2021 BRL (R$)	Nov. 30, 2021 USD ($) $ / shares	Nov. 11, 2021 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Loans and financing
Total borrowings				R$ 1,936,829	R$ 1,831,327			R$ 311,119	R$ 98,561
Current				102,873	228,448
Non-current				R$ 1,833,956	R$ 1,602,879
Number of installments | installment		12
CDI
Loans and financing
Percentage of basis used to calculate interest rate				82.30%	90.40%
Interest rate swap contract | CDI | Geekie
Loans and financing
Interest rate spread		1.70%					1.70%
Bank Loan, Maturity January 2022
Loans and financing
Total borrowings					R$ 201,990
Bank Loan, Maturity January 2022 | CDI
Loans and financing
Percentage of basis used to calculate interest rate				100.00%
Interest rate spread				2.70%
Bank Loan, Maturity March 2022
Loans and financing
Total borrowings					310
Bank Loan, Maturity March 2022 | CDI
Loans and financing
Percentage of basis used to calculate interest rate				8.10%
Debentures, Maturity August 2023
Loans and financing
Total borrowings					919,703
Debentures, Maturity August 2023 | CDI
Loans and financing
Percentage of basis used to calculate interest rate			100.00%	100.00%
Interest rate spread			1.70%	1.70%
Bank loan, Maturity October 2023 - 1
Loans and financing
Total borrowings				R$ 23	62
Interest rate				3.80%
Bank loan, Maturity October 2023 - 2
Loans and financing
Total borrowings					90
Interest rate				3.80%
Bank Loan, Maturity November 2023
Loans and financing
Total borrowings				R$ 44	49
Interest rate				3.80%
Bank loan, Maturity October 2024
Loans and financing
Amount of payment made				R$ 19,593
Amount of exchange variation				R$ 4,206
Number of installments in which the payment made | installment				4
Bank loan, Maturity October 2024 | Geekie
Loans and financing
Interest rate		2.452%					2.452%
Loan agreement, face amount		R$ 60,000					$ 11,020
Bank loan, Maturity October 2024 | CDI | Geekie
Loans and financing
Interest rate spread		1.7208%					1.7208%
Bank loan, Maturity October 2024 | Interest rate swap contract | CDI
Loans and financing
Percentage of basis used to calculate interest rate				100.00%
Interest rate spread				1.70%
Debentures, Maturity August 2027
Loans and financing
Total borrowings				R$ 1,266,534
Periodic payment term (in months)				6 months
Number of installments | installment				3
Debentures, Maturity August 2027 | CDI
Loans and financing
Percentage of basis used to calculate interest rate				100.00%
Interest rate spread				2.30%
Convertible notes, Maturity November 2028
Loans and financing
Total borrowings				R$ 631,744	R$ 647,474
Interest rate	8.00%			8.00%		8.00%
Loan agreement, face amount	R$ 825,285					$ 150,000
Loan agreement, face amount (per share) | $ / shares						$ 1.00
Maturity period of borrowings	7 years
Conversion rate, price per share | $ / shares						$ 29
Repurchase price, as a percentage of the principal amount				100.00%
Transaction costs				R$ 13,032
Effective interest rate				3.61%
Dragoneer
Loans and financing
Percentage of ownership interests held by non-controlling interests		5.60%
General Atlantic
Loans and financing
Percentage of ownership interests held by non-controlling interests		2.80%